Government assistance - Schedule of Company's Government Assistance, Including Tax Credits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Research and development expense [member]
Government assistance [line items]
Recorded against	$ 23.1	$ 23.1
Operating income [member]
Government assistance [line items]
Recorded against	0.9	1.2
Research and development expense and other elements of operating income [member]
Government assistance [line items]
Recorded against	24.0	24.3
Cost of property, plant and equipment [member]
Government assistance [line items]
Recorded against	$ 1.1	$ 1.2